Leases - Operating lease right-of-use assets and the amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 16,770	$ 18,206
Total operating lease assets	16,770	18,206	[1]
Operating lease liabilities, current	4,983	5,611	[1]
Operating lease liabilities, non-current	15,696	16,696	[1]
Present value of lease liabilities	$ 20,679	$ 22,307

[1]	Restated (refer to Note 2(c))